Bank Loans - Schedule of Bank Loans Comprised (Details)		12 Months Ended
		Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Bank Loans Comprised [Line Items]
Loans		$ 3,234,199	$ 2,405,503	$ 3,669,815
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 3,270,400
Maturity date		Jul. 31, 2030
Interest Rate		Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method		Monthly repayment
Loans		$ 1,188,377	883,880	1,364,353
Mortgage loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 1,062,500
Maturity date		May 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 670,829	498,943	708,010
Mortgage loan III [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 887,000
Maturity date		Mar. 31, 2031
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 565,504	420,605	644,691
Mortgage loan IV [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 907,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 595,455	442,882	634,075
Mortgage Loan V [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	[1]	$ 1,311,000
Maturity date	[1]	Mar. 21, 2040
Interest Rate	[1]	Fixed at 3.00% for first 2 years Subsequent years- 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method	[1]	Monthly repayment
Loans	[1]	$ 131,219	97,597
Term loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 960,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 66,617	49,548	70,937
Term loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 200,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.0% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans		$ 16,198	12,048	17,248
Trust receipts [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 1,000,000
Maturity date
Interest Rate		Prevailing Cost of Funds plus 1.50%
Repayment method		Upon 90 to 120 days
Loans				$ 230,501

[1]	Mortgage Loan V relates to the construction in progress, as disclosed in Note 9.